As filed with the Securities and Exchange Commission on May 26, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-23157

Brookfield Real Assets Income Fund Inc.
(Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Address of principal executive offices) (Zip code)

Brian F. Hurley, Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
 (Name and address of agent for service)

855-777-8001
Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2017

Date of reporting period:  March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.
Item 1. Schedule of Investments.

BROOKFIELD REAL ASSETS INCOME FUND INC.
Schedule of Investments (Unaudited)
March 31, 2017
Name	Interest Rate	Maturity	Principal Amount (000s)	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.6%
U.S. Government Agency Collateralized Mortgage Obligations - 0.0%
Federal National Mortgage Association
Series 1997-79, Class PL	6.85%	12/18/27	$139	$157,066
Total U.S. Government Agency Collateralized Mortgage Obligations				157,066
U.S. Government Agency Pass-Through Certificates - 0.6%
Federal Home Loan Mortgage Corporation
Pool C69047 [1]	7.00	06/01/32	262	292,372
Pool C56878	8.00	08/01/31	46	46,597
Pool C58516	8.00	09/01/31	37	37,597
Pool C59641 [1]	8.00	10/01/31	195	222,574
Pool C55166 [1]	8.50	07/01/31	96	101,731
Pool C55167 [1]	8.50	07/01/31	59	61,094
Pool C55169 [1]	8.50	07/01/31	57	59,204
Pool G01466 [1]	9.50	12/01/22	94	99,725
Pool 555538	10.00	03/01/21	10	10,362
Pool 555559	10.00	03/01/21	7	6,951
Federal National Mortgage Association
Pool 761836 [1]	6.00	06/01/33	417	470,572
Pool 948362 [1]	6.50	08/01/37	49	53,602
Pool 645912 [1]	7.00	06/01/32	201	218,992
Pool 645913 [1]	7.00	06/01/32	302	335,679
Pool 650131 [1]	7.00	07/01/32	272	302,446
Pool 827853	7.50	10/01/29	30	29,647
Pool 545990	7.50	04/01/31	424	484,567
Pool 255053 [1]	7.50	12/01/33	99	112,178
Pool 735576 [1]	7.50	11/01/34	457	542,109
Pool 896391 [1]	7.50	06/01/36	155	171,902
Pool 735800 [1]	8.00	01/01/35	330	391,324
Pool 636449 [1]	8.50	04/01/32	247	276,169
Pool 458132 [1]	8.86	03/15/31	283	314,999
Pool 852865	9.00	07/01/20	174	184,474
Pool 545436 [1]	9.00	10/01/31	204	239,966
Total U.S. Government Agency Pass-Through Certificates				5,066,833
Total U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $4,823,432)				5,223,899
SECURITIZED CREDIT - 57.3%
Commercial Mortgage-Backed Securities - 14.6%
A10 Bridge Asset Financing LLC
Series 2015-AA, Class B [2,3,4]
(Acquired 12/05/16, Cost $10,000,000, 1.1%)	5.41	05/15/30	10,000	10,000,000
A10 Securitization LLC
Series 2015-1, Class D [2,3]
(Acquired 12/05/16, Cost $999,758, 0.1%)	4.99	04/15/34	1,000	935,343
A10 Term Asset Financing LLC
Series 2013-2, Class B [2,3]
(Acquired 12/05/16, Cost $2,926,827, 0.3%)	4.38	11/15/27	2,927	2,911,414
Series 2014-1, Class D [2,3]
(Acquired 12/05/16, Cost $327,992, 0.0%)	5.08	04/15/33	328	326,808
Series 2013-2, Class C [2,3]
(Acquired 12/05/16, Cost $1,999,828, 0.2%)	5.12	11/15/27	2,000	1,995,942
Series 2013-2, Class D [2,3]
(Acquired 12/05/16, Cost $500,971, 0.1%)	6.23	11/15/27	501	501,655

BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2 [2,3,4]
(Acquired 12/05/16, Cost $3,640,380, 0.4%)	4.46	05/15/29	3,750	3,761,763
Class B Notes
Moreland Avenue [2,5,6]
(Acquired 12/05/16, Cost $225,000, 0.0%)	9.23	11/01/20	225	225,000
Browns Bridge [2,5,6]
(Acquired 12/05/16, Cost $118,000, 0.0%)	9.50	11/01/20	118	118,000
Cherokee [2,5,6]
(Acquired 12/05/16, Cost $243,000, 0.0%)	9.50	11/01/20	243	243,000
Concord [2,5,6]
(Acquired 12/05/16, Cost $312,873, 0.0%)	9.50	11/01/20	313	312,873
Crossroads [2,5,6]
(Acquired 12/05/16, Cost $170,000, 0.0%)	9.50	11/01/20	170	170,000
Fayetteville [2,5,6]
(Acquired 12/05/16, Cost $48,000, 0.0%)	9.50	11/01/20	48	48,000
Lee & White [2,5,6]
(Acquired 12/05/16, Cost $91,000, 0.0%)	9.50	11/01/20	91	91,000
Marshalls [2,5,6]
(Acquired 12/05/16, Cost $386,000, 0.0%)	9.50	11/01/20	386	386,000
Meadows [2,5,6]
(Acquired 12/05/16, Cost $68,000, 0.0%)	9.50	11/01/20	68	68,000
North River [2,5,6]
(Acquired 12/05/16, Cost $246,000, 0.0%)	9.50	11/01/20	246	246,000
Town and Country [2,5,6]
(Acquired 12/05/16, Cost $491,444, 0.1%)	9.50	11/01/20	491	491,444
Cumberland Crossing [2,5,6]
(Acquired 12/05/16, Cost $1,050,000, 0.1%)	10.00	03/01/19	1,050	1,050,000
Shoppes at Forest Greene [2,5,6]
(Acquired 12/05/16, Cost $525,000, 0.1%)	10.00	01/01/18	525	525,000
Solana Mar Apartments [2,5,6]
(Acquired 12/05/16, Cost $1,245,000, 0.1%)	10.00	03/01/19	1,245	1,245,000
Vale Park Village Apartments [2,5,6]
(Acquired 12/05/16, Cost $1,270,000, 0.1%)	10.00	03/01/19	1,270	1,270,000
Holiday Inn [2,5,6]
(Acquired 12/05/16, Cost $2,000,000, 0.2%)	10.08	07/01/20	2,000	1,942,400
885 Trademark [2,5,6]
(Acquired 12/05/16, Cost $1,800,000, 0.2%)	10.50	10/01/19	1,800	1,800,000
901 Ponce de Leon Blvd [2,5,6]
(Acquired 12/05/16, Cost $1,818,524, 0.2%)	11.00	09/01/19	1,819	1,818,524
Cedar Park [2,5,6]
(Acquired 12/05/16, Cost $600,000, 0.1%)	11.00	05/31/17	600	600,000
Creekwood Village Apartments [2,5,6]
(Acquired 12/05/16, Cost $670,000, 0.1%)	11.00	04/01/20	670	670,000
Kilcullen Quads [2,5,6]
(Acquired 12/05/16, Cost $500,000, 0.1%)	11.00	01/01/18	500	500,000
Barrington Centre Office [2,5,6]
(Acquired 12/05/16, Cost $545,000, 0.1%)	12.00	07/01/17	545	545,000
Credit Suisse Commercial Mortgage Trust
Series 2006-C1, Class K [2,3]
(Acquired 12/05/16 - 01/01/17, Cost $1,458,564, 0.0%)	5.69	02/15/39	2,621	201,956
Hilton USA Trust
Series 2016-HHV, Class E [2,3]
(Acquired 12/05/16, Cost $16,290,834, 1.7%)	4.19	11/05/38	20,000	16,257,912
Hyatt Hotel Portfolio Trust
Series 2015-HYT, Class E [3,4,7]	4.71	11/15/29	7,950	7,994,689

LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class AJ	6.25	09/15/45	20,000	20,394,664
LNR CDO V Ltd.
Series 2007-1A, Class F [2,3,4]
(Acquired 12/05/16, Cost $3,750,000, 0.0%)	2.43	12/26/49	3,750	4,500
Morgan Stanley Capital I Trust
Series 2007-T25, Class AJ	5.57	11/12/49	8,681	8,800,204
Series 2007-T27, Class AJ	5.79	06/11/42	3,757	3,815,504
Morgan Stanley Capital I, Inc.
Series 1998-HF1, Class K [2,3]
(Acquired 12/05/16, Cost $288,519, 0.0%)	6.19	03/15/30	296	298,181
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class L [2,3]
(Acquired 12/05/16, Cost $0, 0.0%)	5.13	04/15/47	642	6
Series 2005-C20, Class F [2,3]
(Acquired 12/05/16, Cost $3,604,787, 0.4%)	5.43	07/15/42	3,670	3,544,632
Series 2007-C33, Class AJ	6.05	02/15/51	20,250	20,319,982
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class E [2,3,4]
(Acquired 12/05/16, Cost $20,000,000, 2.2%)	5.26	06/15/29	20,000	20,050,766
Total Commercial Mortgage-Backed Securities				136,481,162
Interest-Only Securities - 0.2%
GMAC Commercial Mortgage Securities, Inc. Trust
Series 2003-C1, Class X1 [2,3,8]
(Acquired 12/05/16, Cost $39,205, 0.0%)	1.32	05/10/36	926	4,228
Government National Mortgage Association
Series 2010-132, Class IO [2,8]
(Acquired 12/05/16, Cost $125,613, 0.0%)	0.60	11/16/52	2,836	107,098
JP Morgan Mortgage Trust
Series 2015-4, Class 2X1 [2,3,8]
(Acquired 12/05/16, Cost $1,572,926, 0.2%)	0.29	06/25/45	101,410	1,394,897
Series 2014-5, Class AX4 [2,3,8]
(Acquired 12/05/16, Cost $259,934, 0.0%)	0.50	10/25/29	14,487	221,639
Vendee Mortgage Trust
Series 1997-2, Class IO [2,8]
(Acquired 12/05/16, Cost $0, 0.0%)	0.00	06/15/27	8,266	8
Total Interest-Only Securities				1,727,870
Other - 5.2%
Conseco Finance Securitizations Corp.
Series 2001-4, Class A4	7.36	08/01/32	125	131,202
Conseco Financial Corp.
Series 1997-7, Class A7	6.96	07/15/28	124	124,895
Series 1997-2, Class A6	7.24	06/15/28	6	6,199
Greenpoint Manufactured Housing
Series 1999-1, Class A5	6.77	08/15/29	10,138	9,948,193
Series 1999-3, Class 1A7	7.27	06/15/29	7,159	7,344,835
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class M1	6.63	04/15/40	10,017	10,749,920
Mid-State Capital Corporation Trust
Series 2004-1, Class M1	6.50	08/15/37	3,430	3,682,791
Series 2004-1, Class M2	8.11	08/15/37	2,827	3,202,120
Series 2004-1, Class B	8.90	08/15/37	857	941,126
Mid-State Trust X
Series 10, Class B	7.54	02/15/36	4,334	4,671,827

Oakwood Mortgage Investors, Inc.
Series 2001-E, Class A4	6.81	12/15/31	6,997	7,021,104
Series 2001-D, Class A4	6.93	09/15/31	942	855,913
Total Other				48,680,125
Residential Mortgage-Backed Securities - 37.3%
ACE Securities Corporation Home Equity Loan Trust
Series 2006-OP1, Class A2D [4,7]	1.22	04/25/36	6,740	4,947,895
Alternative Loan Trust
Series 2007-OA3, Class 1A1 [4,7]	1.12	04/25/47	15,374	13,153,392
Series 2005-51, Class 4A1 [4,7]	1.30	11/20/35	3,533	2,763,692
Series 2007-2CB, Class 2A11 [4]	1.38	03/25/37	5,575	3,524,321
Series 2006-19CB, Class A9 [4]	1.68	08/25/36	4,457	3,046,346
Series 2007-12T1, Class A22	5.75	06/25/37	3,092	2,413,735
Series 2007-15CB, Class A2	5.75	07/25/37	1,973	1,707,667
Series 2007-15CB, Class A5	5.75	07/25/37	1,816	1,571,875
Series 2006-29T1, Class 2A5	6.00	10/25/36	2,707	2,068,197
Series 2006-45T1, Class 2A5	6.00	02/25/37	4,299	3,360,353
Series 2006-29T1, Class 2A6	6.50	10/25/36	4,248	3,373,834
Series 2006-23CB, Class 2A7 [2,4,9]
(Acquired 12/05/16, Cost $2,743,106, 0.3%)	24.47	08/25/36	2,014	2,740,830
Series 2006-29T1, Class 3A3 [2,4,9]
(Acquired 12/05/16 - 01/25/17, Cost $2,664,754, 0.3%)	68.47	10/25/36	832	2,778,324
BCAP LLC Trust
Series 2010-RR5, Class 5A10 [3,4,7]	1.11	11/26/35	6,733	5,440,396
Series 2010-RR6A, Class 1910 [3,4,7]	1.11	11/26/35	8,440	6,832,303
Series 2012-RR4, Class 5A6 [2,3]
(Acquired 12/05/16, Cost $6,068,238, 0.7%)	2.90	05/26/36	7,976	6,178,816
Series 2013-RR2, Class 3A2 [2,3]
(Acquired 12/05/16, Cost $6,422,956, 0.6%)	3.21	03/26/36	6,413	5,935,556
Chase Mortgage Finance Trust
Series 2005-A2, Class 3A2	3.14	01/25/36	2,983	2,753,146
CHL Mortgage Pass-Through Trust
Series 2006-HYB5, Class 3A1B	3.17	09/20/36	4,496	3,610,364
Series 2007-5, Class A29	5.50	05/25/37	459	399,913
Series 2004-21, Class A10	6.00	11/25/34	175	180,938
Series 2007-18, Class 1A1	6.00	11/25/37	532	470,327
Citigroup Mortgage Loan Trust
Series 2012-6, Class 2A2 [3]	2.98	08/25/36	16,293	14,021,836
Series 2009-11, Class 8A2 [3]	3.15	04/25/45	3,244	2,957,058
Series 2007-AR5, Class 1A2A	3.31	04/25/37	2,783	2,405,498
Series 2009-6, Class 19A2 [2,3]
(Acquired 12/05/16, Cost $3,464,952, 0.4%)	6.00	03/25/36	4,265	3,229,198
Credit Suisse Mortgage Trust
Series 2011-10R, Class 3A2 [3]	3.02	09/27/36	4,667	4,101,111
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A6 [4]	1.63	11/25/35	3,000	1,968,936
Series 2005-FA9, Class A1 [4]	1.68	12/25/35	2,762	1,919,907
First Republic Bank Mortgage Pass-Through Certificates Trust
Series 2000-FRB1, Class B3 [4]	1.48	06/25/30	57	37,466
GMAC Mortgage Home Equity Loan Trust
Series 2007-HE2, Class A2	6.05	12/25/37	2,206	2,161,662
Series 2007-HE2, Class A3	6.19	12/25/37	4,251	4,166,591
GMAC Mortgage Home Loan Trust
Series 2006-HLTV, Class A5 [7]	6.01	10/25/29	5,218	5,351,183

GSAMP Trust
Series 2006-NC2, Class A2C [4,7]	1.13	06/25/36	806	515,161
Series 2006-HE8, Class A2C [4,7]	1.15	01/25/37	14,668	12,709,672
Home Equity Asset Trust
Series 2006-7, Class 2A3 [4,7]	1.13	01/25/37	10,786	7,989,470
IndyMac INDA Mortgage Loan Trust
Series 2007-AR3, Class 1A1	3.42	07/25/37	4,689	4,118,250
Series 2007-AR1, Class 1A1	3.59	03/25/37	2,791	2,712,631
Irwin Home Equity Loan Trust
Series 2006-1, Class 2A3 [2,3,7]
(Acquired 12/05/16, Cost $3,807,648, 0.4%)	5.77	09/25/35	3,710	3,772,901
Irwin Whole Loan Home Equity Trust
Series 2005-C, Class 2M3 [4,7]	2.98	03/25/25	387	385,214
IXIS Real Estate Capital Trust
Series 2007-HE1, Class A1 [4,7]	1.04	05/25/37	3,108	1,086,592
Series 2006-HE3, Class A2 [4,7]	1.08	01/25/37	893	426,417
Series 2007-HE1, Class A2 [4,7]	1.09	05/25/37	4,949	1,742,583
Series 2006-HE2, Class A3 [4,7]	1.14	08/25/36	16,326	6,528,555
Series 2007-HE1, Class A3 [4,7]	1.14	05/25/37	1,526	541,133
Series 2007-HE1, Class A4 [4,7]	1.21	05/25/37	2,893	1,036,329
Series 2006-HE1, Class A4 [4,7]	1.58	03/25/36	626	405,003
JP Morgan Mortgage Trust
Series 2003-A1, Class B4	2.92	10/25/33	143	74,286
Series 2003-A2, Class B4	3.21	11/25/33	78	10,939
JP Morgan Resecuritization Trust
Series 2012-2, Class 1A8 [2,3]
(Acquired 12/05/16 - 03/01/17, Cost $5,168,714, 0.5%)	3.14	03/26/37	5,776	4,987,967
MASTR Asset Backed Securities Trust
Series 2006-NC3, Class A3 [4,7]	1.08	10/25/36	4,261	2,661,651
Series 2006-NC2, Class A4 [4,7]	1.13	08/25/36	11,173	6,052,014
Series 2006-NC3, Class A4 [4,7]	1.14	10/25/36	7,189	4,529,616
Series 2006-HE5, Class A3 [4,7]	1.14	11/25/36	17,706	11,592,499
Series 2006-NC2, Class A5 [4,7]	1.22	08/25/36	552	303,641
Series 2005-NC2, Class A4 [4,7]	1.68	11/25/35	12,233	8,395,586
Nomura Resecuritization Trust
Series 2013-1R, Class 3A12 [3,4,7]	0.94	10/26/36	30,837	29,318,588
Series 2014-1R, Class 2A11 [2,3,4]
(Acquired 12/05/16 - 12/27/16, Cost $20,458,687, 2.1%)	1.16	02/26/37	33,755	19,805,641
Series 2015-11R, Class 4A5 [3]	2.64	06/26/37	3,157	2,020,551
Series 2014-6R, Class 5A7 [3]	3.13	04/26/37	9,067	6,102,270
Series 2015-1R, Class 4A7 [3]	3.17	12/26/37	2,626	1,402,652
Series 2015-1R, Class 3A7 [3]	3.28	03/26/37	5,793	3,769,915
Series 2014-2R, Class 1A7 [3]	3.35	01/26/36	3,230	2,897,981
Series 2015-4R, Class 3A8 [3]	3.51	02/26/36	19,700	15,253,996
Series 2015-6R, Class 2A4 [2,3]
(Acquired 12/05/16, Cost $12,839,687, 1.4%)	7.00	01/26/37	15,610	12,767,162
RALI Trust
Series 2007-QO3, Class A1 [4,7]	1.14	03/25/47	3,573	3,059,540
Series 2006-QO7, Class 2A1 [4]	1.49	09/25/46	15,375	12,358,814
Series 2006-QS14, Class A30 [2,4,9]
(Acquired 12/05/16, Cost $370,117, 0.0%)	68.49	11/25/36	143	406,200
RBSSP Resecuritization Trust
Series 2009-13, Class 7A2 [2,3]
(Acquired 12/05/16, Cost $1,441,875, 0.2%)	5.75	01/26/36	1,500	1,519,203
Residential Asset Securitization Trust
Series 2005-A13, Class 1A1 [4]	1.68	10/25/35	2,912	2,326,898

Resix Finance Limited Credit-Linked Notes
Series 2003-CB1, Class B8 [2,3,4]
(Acquired 12/05/16, Cost $119,719, 0.0%)	7.61	06/10/35	134	1,477
Series 2004-B, Class B9 [2,3,4]
(Acquired 12/05/16, Cost $89,810, 0.0%)	9.11	02/10/36	90	2,344
RFMSI Trust
Series 2007-S3, Class 1A5	5.50	03/25/37	3,705	3,216,335
Securitized Asset Backed Receivables LLC Trust
Series 2006-NC3, Class A2B [4,7]	1.13	09/25/36	7,584	3,922,071
Series 2007-NC1, Class A2B [4,7]	1.13	12/25/36	5,348	3,115,047
Series 2007-BR4, Class A2C [4,7]	1.27	05/25/37	6,362	4,500,197
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2007-OA1, Class A1A [4]	1.34	02/25/47	4,390	3,557,792
Series 2007-HY5, Class 1A1	2.51	05/25/37	5,475	4,765,496
Series 2007-HY5, Class 3A1	4.16	05/25/37	2,461	2,244,805
Series 2003-S1, Class B4 [2,3]
(Acquired 12/05/16, Cost $0, 0.0%)	5.50	04/25/33	83	1
Wells Fargo Mortgage Backed Securities Trust
Series 2005-2, Class 1B1	5.50	04/25/35	5,234	4,913,196
Total Residential Mortgage-Backed Securities				347,398,948
Total SECURITIZED CREDIT
(Cost $551,348,729)				534,288,105
CORPORATE CREDIT - 42.0%
Automotive - 0.0%
Motors Liquidation Co. [2,5,10]
(Acquired 04/01/11 - 04/28/11, Cost $0, 0.0%)	0.00	07/15/33	8,250	825
Basic Industrial - 1.1%
Hexion, Inc.	9.00	11/15/20	2,800	2,100,000
INEOS Group Holdings SA [1,3,11]	5.63	08/01/24	7,925	7,944,813
Total Basic Industrial				10,044,813
Construction & Building Materials - 2.2%
PulteGroup, Inc. [1,12]	6.38	05/15/33	7,175	7,354,375
Toll Brothers Finance Corp. [12]	4.88	11/15/25	9,675	9,747,562
USG Corp. [12]	8.25	01/15/18	3,075	3,221,063
Total Construction & Building Materials				20,323,000
Energy - 4.5%
Concho Resources, Inc. [1,12]	5.50	04/01/23	5,775	5,977,125
EP Energy LLC	6.38	06/15/23	3,725	2,858,937
EP Energy LLC [3]	8.00	11/29/24	4,950	5,197,500
ION Geophysical Corp. [2,3]
(Acquired 04/28/16, Cost $1,663,722, 0.2%)	9.13	12/15/21	2,775	2,025,750
MEG Energy Corp. [1,3,11]	6.50	01/15/25	7,225	7,225,000
Pattern Energy Group, Inc. [3,12]	5.88	02/01/24	7,125	7,214,063
Precision Drilling Corp. [1,11,12]	6.63	11/15/20	2,780	2,794,182
Puma International Financing SA 2,3,11
(Acquired 01/28/14 - 09/08/15, Cost $3,139,075, 0.4%)	6.75	02/01/21	3,125	3,228,188
Range Resources Corp. [3]	5.75	06/01/21	3,600	3,690,000
Trinidad Drilling Ltd. [3,11,12]	6.63	02/15/25	1,675	1,672,906
Total Energy				41,883,651
Health Facilities - 3.0%
HCA, Inc. [1,12]	5.25	06/15/26	15,100	15,892,750
Kindred Healthcare, Inc. [1]	6.38	04/15/22	5,600	5,222,000
Tenet Healthcare Corp.	8.13	04/01/22	6,825	7,123,594
Total Health Facilities				28,238,344
Leisure - 2.6%
Boyd Gaming Corp. [1,12]	6.38	04/01/26	9,750	10,432,500
GLP Capital LP [12]	5.38	04/15/26	4,600	4,749,500
MGM Growth Properties Operating Partnership LP [1]	5.63	05/01/24	9,000	9,495,000
Total Leisure				24,677,000

Media - 3.7%
CCO Holdings LLC [1]	5.75	01/15/24	7,450	7,748,000
CCO Holdings LLC [3]	5.88	05/01/27	6,025	6,326,250
CSC Holdings LLC [1]	5.25	06/01/24	7,450	7,422,062
CSC Holdings LLC [1,3]	10.88	10/15/25	5,850	7,034,625
Cumulus Media Holdings, Inc.	7.75	05/01/19	3,055	1,053,975
Mediacom Broadband LLC	6.38	04/01/23	4,550	4,766,125
Total Media				34,351,037
Metals & Mining - 3.3%
AK Steel Corp. [1]	7.63	10/01/21	6,275	6,549,531
Alcoa Nederland Holding BV [3,11,12]	7.00	09/30/26	7,200	7,848,000
ArcelorMittal [11,12]	6.13	06/01/25	4,825	5,355,750
Hudbay Minerals, Inc. [1,3,11]	7.63	01/15/25	10,125	10,985,625
Total Metals & Mining				30,738,906
Oil Gas Transportation & Distribution - 6.0%
AmeriGas Partners LP [12]	5.50	05/20/25	3,725	3,697,062
Blue Racer Midstream LLC [1,3,12]	6.13	11/15/22	6,575	6,657,187
Crestwood Midstream Partners LP [1]	6.25	04/01/23	6,175	6,406,562
Dynagas LNG Partners LP [11]	6.25	10/30/19	2,825	2,789,687
Ferrellgas Partners LP [1]	8.63	06/15/20	4,575	4,380,563
Global Partners LP [1,2]
(Acquired 06/26/14 - 11/24/15, Cost $4,098,006, 0.4%)	6.25	07/15/22	4,125	4,042,500
Holly Energy Partners LP [1,3]	6.00	08/01/24	1,375	1,440,313
LBC Tank Terminals Holding Netherlands BV 2,3,11,12
(Acquired 09/03/14, Cost $3,448,816, 0.4%)	6.88	05/15/23	3,325	3,450,087
MPLX LP [12]	4.88	12/01/24	8,125	8,546,988
Suburban Propane Partners LP [12]	5.50	06/01/24	475	467,875
Targa Pipeline Partners LP [2,12]
(Acquired 09/18/13, Cost $4,214,564, 0.5%)	5.88	08/01/23	4,400	4,345,000
Targa Resources Partners LP [1,12]	5.25	05/01/23	5,000	5,112,500
Tesoro Logistics LP [12]	6.13	10/15/21	4,250	4,446,563
Total Oil Gas Transportation & Distribution				55,782,887
Real Estate - 1.1%
Hospitality Properties Trust [12]	4.95	02/15/27	3,500	3,593,849
Lamar Media Corp. [1,12]	5.38	01/15/24	6,750	6,969,375
Total Real Estate				10,563,224
Real Estate - Diversified - 0.9%
Cedar Fair LP [12]	5.25	03/15/21	4,400	4,510,000
New Albertsons, Inc. [12]	7.75	06/15/26	4,150	4,056,625
Total Real Estate - Diversified				8,566,625
Services - 1.3%
H&E Equipment Services, Inc. [1,12]	7.00	09/01/22	5,650	5,925,437
United Rentals North America, Inc. [1,12]	5.75	11/15/24	5,050	5,264,625
United Rentals North America, Inc.	7.63	04/15/22	596	620,585
Total Services				11,810,647
Specialty Retail - 0.4%
L Brands, Inc. [1,12]	7.60	07/15/37	3,400	3,332,000
Telecommunication Services - 7.4%
CenturyLink, Inc. [12]	7.65	03/15/42	10,925	9,600,344
CyrusOne LP [3]	5.38	03/15/27	3,000	3,030,000
FairPoint Communications, Inc. [1,3,12]	8.75	08/15/19	4,775	4,920,160
Frontier Communications Corp. [12]	11.00	09/15/25	9,175	8,922,687
Level 3 Financing, Inc. [1,12]	5.38	05/01/25	9,475	9,640,813
Qwest Capital Funding, Inc. [12]	6.88	07/15/28	1,075	1,019,906
SBA Communications Corp. [1]	4.88	07/15/22	6,375	6,470,625
T-Mobile USA, Inc. [12]	6.63	04/01/23	5,240	5,592,023
Windstream Services LLC [12]	7.50	06/01/22	10,900	10,627,500
Zayo Group LLC [1]	6.00	04/01/23	9,050	9,559,063
Total Telecommunication Services				69,383,121

Transportation - 1.2%
DP World Ltd. [3,11,12]	6.85	07/02/37	2,450	2,828,407
Teekay Offshore Partners LP [11]	6.00	07/30/19	3,750	3,365,625
Watco Companies LLC [2,3,12]
(Acquired 03/31/15 - 12/13/16, Cost $5,144,338, 0.6%)	6.38	04/01/23	5,050	5,125,750
Total Transportation				11,319,782
Utility - 3.3%
AES Corp. [12]	4.88	05/15/23	4,250	4,228,750
AES Corp. [12]	5.50	03/15/24	1,700	1,725,500
Calpine Corp. [1]	5.75	01/15/25	5,375	5,341,406
Dynegy, Inc. [1]	6.75	11/01/19	5,875	6,036,563
NRG Energy, Inc. [1]	6.25	07/15/22	6,100	6,237,250
NRG Yield Operating LLC [12]	5.38	08/15/24	7,275	7,384,125
Total Utility				30,953,594
Total CORPORATE CREDIT
(Cost $389,973,188)				391,969,456
TERM LOAN - 0.1%
FMG Resources August 2006 Property Ltd. [4,6,13]	3.79	06/30/19	689	692,828
Total TERM LOAN
(Cost $689,271)				692,828
			Shares	Value
COMMON STOCKS - 22.1%
Airports - 0.3%
Auckland International Airport Ltd. [11]			302,900	$1,434,255
Flughafen Zuerich AG [11]			6,800	1,448,793
Total Airports				2,883,048
Automotive - 0.2%
Ford Motor Co. [12]			61,300	713,532
General Motors Co. [12]			22,276	787,680
Total Automotive				1,501,212
Basic Industrial - 0.1%
General Electric Co. [12]			37,450	1,116,010
Electric Utilities & Generation - 0.6%
American Electric Power Company, Inc.			27,600	1,852,788
Enel SpA [11]			269,700	1,269,068
NextEra Energy, Inc.			12,200	1,566,114
Pattern Energy Group, Inc.			60,200	1,211,826
Total Electric Utilities & Generation				5,899,796
Electricity Transmission & Distribution - 2.2%
Edison International			63,800	5,079,118
National Grid PLC [11]			446,500	5,664,866
PG&E Corp. [12]			104,500	6,934,620
Sempra Energy			27,600	3,049,800
Total Electricity Transmission & Distribution				20,728,404
Energy - 0.1%
Breitburn Energy Partners LP [14]			13,075	994
ION Geophysical Corp. [14]			27,750	134,588
Thunderbird Resources Equity, Inc. [2,5,6,14]
(Acquired 12/05/16, Cost $1,114,211, 0.0%)			11	425,422
Total Energy				561,004
Gas Utilities - 0.5%
ENN Energy Holdings Ltd. [11]			110,600	623,038
Hong Kong & China Gas Company Ltd. [11]			499,200	998,753
NiSource, Inc.			57,100	1,358,409
Tokyo Gas Company Ltd. [11]			291,000	1,329,026
Total Gas Utilities				4,309,226

Infrastructure - Diversified - 0.1%
DUET Group [11]	342,900	730,754
Midstream - 4.3%
Cheniere Energy, Inc. [14]	49,200	2,325,684
Cone Midstream Partners LP [12]	34,813	821,935
Enable Midstream Partners LP [12]	95,300	1,590,557
EQT Midstream Partners LP [12]	72,900	5,606,010
Phillips 66 Partners LP [12]	81,100	4,164,485
Rice Midstream Partners LP [12]	239,600	6,042,712
Sunoco Logistics Partners LP [12]	215,000	5,250,300
Targa Resources Corp. [12]	60,800	3,641,920
The Williams Companies, Inc.	144,900	4,287,591
Western Gas Partners LP [12]	104,200	6,298,890
Total Midstream		40,030,084
Oil Gas Transportation & Distribution - 0.3%
Tesoro Logistics LP [12]	46,600	2,538,302
Other - 0.1%
DONG Energy A/S [3,11]	33,100	1,274,637
EV Energy Partners LP [14]	7,900	11,692
Total Other		1,286,329
Pipelines - 8.5%
APA Group [11]	227,800	1,559,135
Beijing Enterprises Holdings Ltd. [11]	113,400	586,943
Boardwalk Pipeline Partners LP [12]	400,100	7,325,831
Buckeye Partners LP [12]	23,200	1,590,592
Enbridge Energy Management LLC [14]	63,900	1,177,038
Enbridge Energy Partners LP [12]	150,900	2,867,100
Enbridge, Inc. [11]	11,709	489,905
Enbridge, Inc. [11]	181,800	7,615,955
Energy Transfer Partners LP [12]	237,600	8,677,152
Enterprise Products Partners LP [12]	448,100	12,372,041
Infraestructura Energetica Nova SAB de CV [11]	138,300	660,761
Italgas SpA [11]	201,800	885,235
Kinder Morgan, Inc. [12]	374,300	8,137,282
MPLX LP [12]	164,300	5,927,944
NuStar GP Holdings LLC [12]	60,300	1,685,385
Pembina Pipeline Corp. [11]	110,400	3,498,331
Plains All American Pipeline LP [12]	117,300	3,707,853
TransCanada Corp. [11]	162,100	7,480,601
Williams Partners LP [12]	64,200	2,621,286
Total Pipelines		78,866,370
Services - 0.0%
Arch Coal, Inc. [12,14]	4,089	281,893
Telecommunication Services - 1.9%
American Tower Corp. [12]	66,400	8,070,256
Cellnex Telecom SA [3,11]	74,100	1,220,423
CenturyLink, Inc. [12]	33,160	781,581
Crown Castle International Corp.	49,900	4,713,055
SBA Communications Corp. [12,14]	25,900	3,117,583
Total Telecommunication Services		17,902,898
Toll Roads - 1.9%
Atlantia SpA [11]	81,900	2,112,709
Eiffage SA [11]	15,800	1,236,502
Ferrovial SA [11]	191,900	3,835,596
Groupe Eurotunnel SE [11]	147,400	1,481,661

Promotora y Operadora de Infraestructura SAB de CV [11]	99,700	1,076,439
Transurban Group [11]	402,100	3,584,282
Vinci SA [11]	53,600	4,256,316
Total Toll Roads		17,583,505
Utility - 0.0%
Vistra Energy Corp. [12]	25,848	421,323
Water - 1.0%
American Water Works Company, Inc.	28,500	2,216,445
Cia de Saneamento Basico do Estado de Sao Paulo - ADR [11]	122,100	1,271,061
Pennon Group PLC [11]	154,200	1,703,361
Severn Trent PLC [11]	80,000	2,386,320
United Utilities Group PLC [11]	131,400	1,636,055
Total Water		9,213,242
Total COMMON STOCKS
(Cost $204,526,527)		205,853,400
PREFERRED STOCKS - 1.4%
Retail - 0.4%
Kimco Realty Corp., 6.00%	157,837	3,974,336
Self Storage - 1.0%
Public Storage, 6.00%	360,000	9,626,400
Total PREFERRED STOCKS
(Cost $12,960,041)		13,600,736
WARRANTS - 0.1%
Automotive - 0.1%
General Motors Co. [14]
Expiration: July 2019
Exercise Price: $18.33	34,193	612,055
Services - 0.0%
Arch Coal, Inc. [14]
Expiration: October 2023
Exercise Price: $57.00	8,808	239,752
Total WARRANTS
(Cost $4,836,918)		851,807
Total Investments - 123.6%
(Cost $1,169,158,106)		1,152,480,231
Liabilities in Excess of Other Assets - (23.6)%		(220,010,574)
TOTAL NET ASSETS - 100.0%		$932,469,657
The following notes should be read in conjunction with the accompanying Schedule of Investments.
ADR - American Depositary Receipt
1 - Portion or entire principal amount delivered as collateral for reverse repurchase agreements.
2 - Restricted Illiquid Securities - Securities that the Adviser has deemed illiquid pursuant to procedures adopted by the Fund’s Board of Directors.  The values in the parenthesis represent the acquisition date, cost and the percentage of net assets, respectively. As of March 31, 2017, the total value of all such securities was $163,653,131 or 17.6% of net assets.

3 - Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of March 31, 2017, the total value of all such securities was $323,064,938 or 34.6% of net assets.

4 - Variable rate security - Interest rate shown is the rate in effect as of March 31, 2017.
5 - Security fair valued in good faith pursuant to the fair value procedures adopted by the Board of Directors.  As of March 31, 2017, the total value of all such securities was $14,791,488 or 1.6% of net assets.

6 - Private Placement.
7 - Security is a “step up” bond where the coupon increases or steps up at a predetermined date.
8 - Interest rate is based on the notional amount of the underlying mortgage pools.
9 - Security is an inverse floating rate bond.
10 - Issuer is currently in default on its regularly scheduled interest payment.
11 - Foreign security or a U.S. security of a foreign company.
12 - All or portion of this security is pledged as collateral for credit facility.
13 - Payment in kind security.
14 - Non-income producing security.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Fund’s Board of Directors (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services may also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Valuation Committee, does not represent fair value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

Securities for which market prices are not readily available or which cannot be valued using the sources described above will be valued using an internal proprietary fair value methodology. For any security warranting such fair value measurement, a memorandum, including the specific methodology and supporting information, will be provided to the Valuation Committee by a portfolio manager or analyst looking to fair value a particular security utilizing the internal proprietary fair value methodology. A portfolio manager or analyst shall use their best efforts to maximize the use of relevant observable inputs and minimize the use of unobservable inputs within their valuation technique. The Valuation Committee shall review the memorandum and supporting information provided by a portfolio manager or analyst and consider all relevant factors as it deems appropriate before approving the fair value recommendation.

The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.
The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 -	quoted prices in active markets for identical assets or liabilities
• Level 2 -
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)
The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Valuation Committee uses in determining fair value. If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.
To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider who is subject to oversight by the Adviser), compares daily its prior day prices, prices on comparable securities and sales prices and challenges those prices that either remain unchanged or exceeds certain tolerance levels with the third party pricing service or broker source.  For those securities valued by fair valuations, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2017:

Asset Type	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$-	$5,223,899	$-	$5,223,899
Securitized Credit	-	464,784,814	69,503,291	534,288,105
Corporate Credit	-	391,968,631	825	391,969,456
Term Loan	-	692,828	-	692,828
Common Stocks	165,055,485	40,372,493	425,422	205,853,400
Preferred Stocks	13,600,736	-	-	13,600,736
Warrants	851,807	-	-	851,807
Total	$179,508,028	$903,042,665	$69,929,538	$1,152,480,231

The table below shows the significant unobservable valuation inputs that were used by the Adviser’s Valuation Committee to fair value these Level 3 investments as of March 31, 2017.

	Quantitative Information about Level 3 Fair Value Measurements (1)
Asset Type	Value as of March 31, 2017	Valuation Approach	Valuation Technique	Unobservable Input	Amount or Range/ (Weighted Average)	Impact to Valuation from an Increase in Input (2)
Securitized Credit
Class B Notes	$ 14,365,241	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	9.5%-12.0% (10.5%)	Decrease
Corporate Credit
Motors Liquidation Co.	825	Income Approach	Discounted Cash Flow	Anticipated Residual Value	$0.01 ($0.01)	Increase

Common Stocks
Thunderbird Resources Equity, Inc.	425,422	Cost Approach	Analysis of Enterprise Value	Enterprise Value	$33,134- $41,443 ($37,285)	Increase

Total	$ 14,791,488

(1)
The table above does not include Level 3 securities that are valued by a single broker or pricing services that used a single broker quote. At March 31, 2017, the value of the securities was $55,138,050. The inputs for the securities listed in the table above are not readily available or cannot be reasonably estimated and are generally those inputs described in the Valuation of Investments above. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

(2)
 The impact represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.  A decrease to the unobservable input would have the opposite effect.  Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Securitized Credit	Corporate Credit	Common Stocks	Total
Balance as of December 31, 2016	$85,187,613	$825	$425,422	$85,613,860
Accrued discounts (premiums)	890,913	-	-	890,913
Realized gain (loss)	93,055	-	-	93,055
Change in unrealized appreciation (depreciation)	1,051,909	-	-	1,051,909
Purchases at cost	15,676	-	-	15,676
Sales proceeds	(1,250,557)	-	-	(1,250,557)
Transfers out of Level 3	(16,485,318)	-	-	(16,485,318	)(a)
Balance as of March 31, 2017	$69,503,291	$825	$425,422	$69,929,538
Change in unrealized gains or losses relating to assets still held at the reporting date	$886,250	$-	$-	$886,250

 (a) Transferred due to an increase in observable market data for these securities.

The fair value of the Fund’s credit facility and reverse repurchase agreements, which qualify as financial instruments under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 Disclosures about Fair Values of Financial Instruments, approximates the carrying amounts presented herein.   As of March 31, 2017, these financial instruments are categorized as a Level 2 within the disclosure hierarchy.

Level 2 common stocks are fair valued using a factor as a result of market movements following the close of local trading.  During the three months ended March 31, 2017, there was a transfer from Level 2 to Level 1 of $239,752, due to an increase in observable market data. There were no additional transfers between Level 1 and Level 2. The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

Credit facility: The Fund has established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. The Fund pays interest in the amount of 0.80% plus the 3-month London Interbank Offered Rate on the amount outstanding and 0.80% on the line of credit that is unused.

For the three months ended March 31, 2017, the average interest rate paid under the line of credit was 1.89% of the total line of credit amount available to the Fund.

Total line of credit amount available	$180,000,000
Line of credit outstanding at March 31, 2017	180,000,000
Line of credit amount unused at March 31, 2017	-
Average balance outstanding during the period	180,000,000
Interest expense incurred on line of credit during the period	840,811

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time.  The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.
Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the repurchase price of the securities sold by the Fund, which it is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.

At March 31, 2017, the Fund had the following reverse repurchase agreements outstanding:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable For Reverse Repurchase Agreements

Goldman Sachs	0.96%	03/06/17	04/07/17	$4,399,000	$4,402,050
JPMorgan Chase	1.00%	01/31/17	Open	2,224,031	2,226,996
JPMorgan Chase	1.00%	02/02/17	Open	785,750	786,765
JPMorgan Chase	1.00%	03/03/17	Open	5,926,911	5,930,805
JPMorgan Chase	1.00%	03/21/17	Open	795,000	795,231
RBC Capital Markets	1.78%	01/26/17	04/26/17	10,584,000	10,618,050
RBC Capital Markets	1.85%	03/06/17	06/06/17	14,685,000	14,704,621
RBC Capital Markets	1.85%	03/08/17	06/06/17	583,000	583,719
RBC Capital Markets	1.85%	03/16/17	06/06/17	733,000	733,603
RBC Capital Markets	1.90%	03/06/17	06/06/17	8,063,000	8,074,064
RBC Capital Markets	1.93%	03/15/17	06/15/17	3,487,000	3,490,180
RBC Capital Markets	1.95%	03/20/17	06/20/17	31,401,000	31,421,429
RBC Capital Markets	1.95%	03/21/17	06/20/17	5,899,000	5,902,518
Total				$89,565,692	$89,670,031

(1)	The average daily balance of reverse repurchase agreements outstanding for the Fund during the three months ended March 31, 2017 was $109,022,791 at a weighted average daily interest rate of 1.78%.

The following is a summary of the reverse repurchase agreements by the type of collateral and the remaining contractual maturity of the agreements:

	Overnight and Continuous	Up to 30 Days	30 to 90 Days	Greater Than 90 Days	Total
U.S. Government & Agency Obligations	$-	$4,399,000	$-	$-	$4,399,000
Corporate Credit	9,731,692	10,584,000	64,851,000	-	85,166,692
Total	$9,731,692	$14,983,000	$64,851,000	$-	$89,565,692

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at March 31, 2017 was as follows:

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$1,169,158,106	$30,264,233	$(46,942,108)	$(16,677,875)

Item 2. Controls and Procedures.
(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.
(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 3. Exhibits
(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Brookfield Real Assets Income Fund Inc.

By (Signature and Title)  /s/ Brian F. Hurley
Brian F. Hurley
  President and Principal Executive Officer

Date:  May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Brian F. Hurley
Brian F. Hurley
  President and Principal Executive Officer

Date:  May 26, 2017

By (Signature and Title)  /s/ Angela W. Ghantous
Angela W. Ghantous
  Treasurer and Principal Financial Officer

Date:  May 26, 2017